Defined Contribution Plan	12 Months Ended
Dec. 31, 2020
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Defined Contribution Plan
19.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2020, is ￦ 61,912 million (2018: ￦ 48,210 million, 2019: ￦ 57,170 million).